UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-06453

Fidelity Court Street Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2023

Item 1.

Reports to Stockholders

Fidelity® New Jersey Municipal Money Market Fund

Semi-Annual Report
May 31, 2023

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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You may also call 1-800-544-8544, or for Institutional, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance May 31, 2023 (Unaudited)
Current 7-Day Yields

Fidelity® New Jersey Municipal Money Market Fund	2.88%
Institutional Class	3.10%
Premium Class	3.00%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending May 31, 2023, the most recent period shown in the table, would have been 3.05% for Institutional Class.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	72.1
8 - 30	9.9
31 - 60	2.3
61 - 90	2.3
91 - 180	3.0
> 180	10.4
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Schedule of Investments May 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Variable Rate Demand Note - 37.0%
	Principal Amount (a)	Value ($)
Alabama - 1.0%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 4% 6/7/23, VRDN (b)(c)	900,000	900,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 4.15% 6/1/23, VRDN (b)(c)	7,735,000	7,735,000
TOTAL ALABAMA		8,635,000
Arizona - 0.3%
Maricopa County Poll. Cont. Rev.:
(Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 3.63% 6/7/23, VRDN (b)	400,000	400,000
Series 2009 C, 3.65% 6/7/23, VRDN (b)	1,900,000	1,900,000
TOTAL ARIZONA		2,300,000
Arkansas - 0.0%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1998, 4.07% 6/7/23, VRDN (b)(c)	300,000	300,000
Georgia - 0.1%
Bartow County Dev. Auth. (Georgia Pwr. Co. Plant Bowen Proj.) Series 2022, 4.2% 6/1/23, VRDN (b)(c)	1,200,000	1,200,000
Kansas - 0.3%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 3.48% 6/7/23, VRDN (b)	100,000	100,000
Series 2007 B, 3.48% 6/7/23, VRDN (b)	300,000	300,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 3.45% 6/7/23, VRDN (b)	1,100,000	1,100,000
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 3.45% 6/7/23, VRDN (b)	100,000	100,000
(Western Resources, Inc. Proj.) Series 1994, 3.45% 6/7/23, VRDN (b)	500,000	500,000
TOTAL KANSAS		2,100,000
Kentucky - 0.2%
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 3.45% 6/7/23 (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	1,800,000	1,800,000
Louisiana - 0.7%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 3.75% 6/7/23, VRDN (b)	6,400,000	6,400,000
Nebraska - 0.0%
Stanton County Indl. Dev. Rev. Series 1998, 4.07% 6/7/23, VRDN (b)(c)	100,000	100,000
New Jersey - 31.2%
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (South Jersey Gas Co. Proj.) Series 2006-1, 3.25% 6/7/23, LOC JPMorgan Chase Bank, VRDN (b)(c)	23,700,000	23,700,000
New Jersey Econ. Dev. Auth. Rev. (Cooper Health Sys. Proj.) Series 2008 A, 3.5% 6/7/23, LOC TD Banknorth, NA, VRDN (b)	43,650,000	43,650,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 3.38% 6/7/23, LOC Bank of America NA, VRDN (b)	39,940,000	39,940,000
Series 2008 C, 3.38% 6/7/23, LOC JPMorgan Chase Bank, VRDN (b)	22,160,000	22,160,000
(Virtua Health Proj.):
Series 2004, 2.95% 6/7/23, LOC Wells Fargo Bank NA, VRDN (b)	28,090,000	28,090,000
Series 2009 D, 3.25% 6/7/23, LOC TD Banknorth, NA, VRDN (b)	7,275,000	7,275,000
Series 2009 E, 2.75% 6/7/23, LOC TD Banknorth, NA, VRDN (b)	8,050,000	8,050,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2013 5, 3.52% 6/7/23, LOC Citibank NA, VRDN (b)(c)	42,475,000	42,475,000
Union County Poll. Cont. Fing. Auth. Poll. Cont. Rev.:
(Exxon Mobil Proj.) Series 1994, 3.93% 6/1/23 (Exxon Mobil Corp. Guaranteed), VRDN (b)	19,930,000	19,930,000
(ExxonMobil Proj.) Series 1989, 3.88% 6/1/23 (Exxon Mobil Corp. Guaranteed), VRDN (b)	22,140,000	22,140,000
FHLMC Essex County Impt. Auth. Multi-family Hsg. Rev. (Fern Sr. Hsg. Proj.) Series 2010, 3.41% 6/7/23, LOC Freddie Mac, VRDN (b)	11,300,000	11,300,000
TOTAL NEW JERSEY		268,710,000
New York And New Jersey - 2.9%
Port Auth. of New York & New Jersey:
Series 1992 2, 3.46% 6/30/23, VRDN (b)(d)	6,400,000	6,400,000
Series 1995 3, 3.49% 6/30/23, VRDN (b)(c)(d)	4,800,000	4,800,000
Series 1995 4, 3.49% 6/30/23, VRDN (b)(c)(d)	6,600,000	6,600,000
Series 1997 1, 3.46% 6/30/23, VRDN (b)(d)	4,400,000	4,400,000
Series 1997 2, 3.46% 6/30/23, VRDN (b)(d)	3,100,000	3,100,000
TOTAL NEW YORK AND NEW JERSEY		25,300,000
South Carolina - 0.3%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1995, 4.07% 6/7/23, VRDN (b)(c)	100,000	100,000
Series 1997, 4.07% 6/7/23, VRDN (b)(c)	2,100,000	2,100,000
TOTAL SOUTH CAROLINA		2,200,000
Tennessee - 0.0%
Memphis-Shelby County Indl. Dev. Board Facilities Rev. Series 2007, 4.07% 6/7/23, VRDN (b)(c)	50,000	50,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $319,095,000)		319,095,000

Tender Option Bond - 25.2%
	Principal Amount (a)	Value ($)
Colorado - 0.0%
Denver City & County Arpt. Rev. Bonds Series G-114, 3.66%, tender 6/1/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)(f)	100,000	100,000
Connecticut - 0.3%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 016, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,500,000	1,500,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 3.59%, tender 10/2/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	600,000	600,000
TOTAL CONNECTICUT		2,100,000
District Of Columbia - 0.0%
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN Series Floaters XF 06 94, 3.53% 6/7/23 (Liquidity Facility Bank of America NA) (b)(c)(e)(f)	55,000	55,000
Florida - 0.0%
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 3.66%, tender 10/2/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)(f)	100,000	100,000
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series XM 08 68, 3.61% 6/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	100,000	100,000
Tampa-Hillsborough County Expressway Auth. Rev. Bonds Series G-113, 3.61%, tender 7/3/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	100,000	100,000
TOTAL FLORIDA		300,000
Kentucky - 0.0%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 3.51% 6/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(e)(f)	200,000	200,000
Maryland - 0.1%
Baltimore Proj. Rev. Bonds Series Floaters G 28, 3.61%, tender 1/2/24 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	100,000	100,000
Maryland Stadium Auth. Rev. Bonds Series 2023, 3.61%, tender 11/1/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	400,000	400,000
TOTAL MARYLAND		500,000
New Jersey - 18.9%
Hudson County Impt. Auth. Participating VRDN Series Floaters XG 02 22, 3.46% 6/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,130,000	2,130,000
New Jersey Econ. Dev. Auth. Participating VRDN:
Series 2022 YX 12 56, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	6,065,000	6,065,000
Series XF 28 65, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,500,000	4,500,000
Series XL 03 95, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,750,000	3,750,000
New Jersey Econ. Dev. Auth. Lease Participating VRDN Series XF 23 57, 3.44% 6/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	7,375,000	7,375,000
New Jersey Econ. Dev. Auth. Lease Rev. Participating VRDN Series Floaters XF 25 25, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,100,000	2,100,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. Participating VRDN Series XG 04 57, 3.51% 6/1/23 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)(f)	1,835,000	1,835,000
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series Floaters XF 10 48, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	8,985,000	8,985,000
Series Floaters XF 23 93, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,600,000	2,600,000
Series Floaters XF 25 38, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,810,000	2,810,000
Series Floaters XL 00 52, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,900,000	1,900,000
Series YX 12 87, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	8,165,000	8,165,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN Series 15 XF0149, 3.43% 6/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	8,000,000	8,000,000
New Jersey Edl. Facility Participating VRDN Series Floaters XF 27 56, 3.44% 6/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	3,400,000	3,400,000
New Jersey Health Care Facilities Fing. Auth. Rev. Participating VRDN:
Series 2022 043, 4.16% 6/1/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	5,325,000	5,325,000
Series 2022 ZL 03 42, 3.44% 6/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	2,015,000	2,015,000
Series XF 27 02, 3.44% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,140,000	4,140,000
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Participating VRDN Series Floaters XG 01 78, 3.49% 6/7/23 (Liquidity Facility Bank of America NA) (b)(c)(e)(f)	2,810,000	2,810,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Participating VRDN Series Floaters XG 02 28, 3.44% 6/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	6,325,000	6,325,000
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series G 119, 3.59%, tender 1/2/24 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	1,000,000	1,000,000
Participating VRDN:
Series 2022 XF 04 09, 3.44% 6/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	14,600,000	14,600,000
Series 2022 YX 12 46, 3.47% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,040,000	3,040,000
Series XM 10 96, 3.46% 6/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	18,600,000	18,600,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series Floaters XG 02 05, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,235,000	1,235,000
Series Floaters XX 10 93, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	6,800,000	6,800,000
Series XX 11 40, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,140,000	4,140,000
Series YX 12 68, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	8,300,000	8,300,000
Series YX 12 70, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	9,295,000	9,295,000
Series YX 12 83, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	5,245,000	5,245,000
Union County Impt. Auth. Rev. Participating VRDN Series Floaters XG 02 21, 3.45% 6/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	800,000	800,000
Union County Util. Auth. Solid Waste Facilities Lease Rev. Participating VRDN Series ZF 24 79, 3.44% 6/7/23 (Liquidity Facility Citibank NA) (b)(e)(f)	5,845,000	5,845,000
TOTAL NEW JERSEY		163,130,000
Pennsylvania, New Jersey - 1.4%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Participating VRDN Series YX 12 14, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	12,265,000	12,265,000
New York And New Jersey - 4.3%
Port Auth. of New York & New Jersey Participating VRDN:
Series 15 ZF0203, 3.48% 6/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	1,675,000	1,675,000
Series 2023 G, 3.47% 6/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)(f)	1,800,000	1,800,000
Series BC 22 023, 3.22% 6/1/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	2,175,000	2,175,000
Series Floaters XF 06 97, 3.44% 6/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,285,000	2,285,000
Series Floaters XF 26 00, 3.44% 6/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	5,260,000	5,260,000
Series MS 3321, 3.48% 6/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)(f)	4,970,000	4,970,000
Series ROC 14086, 3.46% 6/7/23 (Liquidity Facility Citibank NA) (b)(c)(e)(f)	200,000	200,000
Series ROC II R 14077, 3.44% 6/7/23 (Liquidity Facility Citibank NA) (b)(e)(f)	6,000,000	6,000,000
Series X3 03 37, 3.48% 6/7/23 (Liquidity Facility Bank of America NA) (b)(c)(e)(f)	2,800,000	2,800,000
Series XF 31 09, 3.46% 6/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)(f)	1,400,000	1,400,000
Series XG 03 94, 3.48% 6/7/23 (Liquidity Facility Bank of America NA) (b)(c)(e)(f)	1,500,000	1,500,000
Series XG 04 71, 4.03% 6/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	3,940,000	3,940,000
Series YX 11 78, 3.48% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	400,000	400,000
Series ZL 02 55, 3.48% 6/7/23 (Liquidity Facility Bank of America NA) (b)(c)(e)(f)	2,000,000	2,000,000
Series ZL 02 56, 3.44% 6/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	370,000	370,000
Series ZL 02 70, 3.48% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	600,000	600,000
TOTAL NEW YORK AND NEW JERSEY		37,375,000
Ohio - 0.0%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 3.51% 6/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	100,000	100,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 3.61%, tender 6/1/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	200,000	200,000
TOTAL OHIO		300,000
Pennsylvania - 0.1%
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series BAML 23 50 39, 3.66% 7/5/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	400,000	400,000
South Carolina - 0.0%
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 3.61%, tender 10/2/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	100,000	100,000
Texas - 0.1%
El Paso Wtr. & Swr. Rev. Bonds Series G 124, 3.61%, tender 9/1/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)(g)	300,000	300,000
North Texas Tollway Auth. Rev. Bonds Series G-112, 3.61%, tender 7/3/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	100,000	100,000
TOTAL TEXAS		400,000
Virginia - 0.0%
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 3.61%, tender 8/1/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	100,000	100,000
Washington - 0.0%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series G 123, 3.61%, tender 11/1/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	200,000	200,000
TOTAL TENDER OPTION BOND (Cost $217,525,000)		217,525,000

Other Municipal Security - 25.0%
	Principal Amount (a)	Value ($)
Michigan - 0.1%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 3.66%, tender 12/27/23 (b)(g)	400,000	400,000
New Jersey - 23.8%
Avalon Borough Gen. Oblig. BAN Series 2023, 5% 2/8/24	5,800,000	5,855,780
Bergen County Gen. Oblig. BAN:
Series 2022 A, 4% 6/8/23	1,090,000	1,090,082
Series 2022, 4% 10/19/23	1,000,000	1,004,023
Bergen County Impt. Auth. Rev. Bonds Series 2023, 4.5% 5/31/24 (Bergen County Gen. Oblig. Guaranteed) (h)	2,000,000	2,019,320
Berkely Township BAN Series 2023 A, 4.5% 3/22/24	145,000	146,132
Camden County BAN Series 2023 A, 4.5% 5/22/24	10,000,000	10,122,503
Cedar Grove Township Gen. Oblig. BAN Series 2022, 4% 7/10/23	10,900,000	10,909,672
Cherry Hill Township Gen. Oblig. BAN Series 2022, 5% 10/23/23	245,000	246,043
Closter Gen. Oblig. BAN Series 2022, 3% 6/1/23	3,695,000	3,695,000
East Brunswick Township Gen. Oblig. BAN Series 2022, 3.5% 7/18/23	730,000	729,986
Essex County Gen. Oblig. Bonds Series 2022, 4% 8/15/23	125,000	125,253
Essex County Impt. Auth. Proj. Rev. Bonds:
Series 2006, 5.25% 12/15/23 (Essex County Gen. Oblig. Guaranteed)	3,635,000	3,677,130
Series 2017, 2% 12/15/23 (Essex County Gen. Oblig. Guaranteed)	325,000	323,927
Evesham Township BAN Series 2022 B, 4% 9/20/23	8,100,000	8,126,553
Galloway Township BAN Series 2022, 4% 8/8/23	7,325,000	7,341,188
Hopewell Township Gen. Oblig. BAN Series 2022, 4% 9/27/23	300,000	300,869
Hudson County Impt. Auth. Bonds (Hudson County Courthouse Proj.) Series 2020, 4% 10/1/23	330,000	330,746
Hudson County Impt. Auth. Rev. BAN Series 2022 B1, 3% 8/4/23	10,690,000	10,693,449
Long Branch Gen. Oblig. BAN Series 2023, 5.5% 1/30/24	4,300,000	4,372,472
Lyndhurst Township Gen. Oblig. Bonds Series 2013, 3.5% 8/15/23	400,000	399,955
Mercer County Gen. Oblig. BAN Series 2022 A, 4% 6/5/23	1,125,000	1,125,108
Monmouth County Bonds:
Series 2017, 5% 7/15/23	150,000	150,286
Series 2019, 5% 7/15/23	275,000	275,698
Monmouth County Impt. Auth. Rev.:
BAN Series 2023, 4% 3/15/24 (Monmouth County Guaranteed)	10,000,000	10,072,047
Bonds Series 2016 B, 4% 8/1/23 (Monmouth County Guaranteed)	100,000	100,190
Monroe Township Middlesex County Gen. Oblig.:
BAN Series 2023, 5% 6/4/24 (h)	1,500,000	1,520,940
Bonds Series 2015, 4% 8/1/23	525,000	525,823
New Jersey Econ. Dev. Auth. Bonds Series QQQ, 5% 6/15/23	840,000	840,545
New Jersey Econ. Dev. Auth. Lease Bonds:
(College Avenue Redev. Proj.) Series 2013 5% 6/15/23 (Pre-Refunded to 6/15/23 @ 100)	190,000	190,147
College Avenue Redev. Proj. Series 2013, 5% 6/15/23 (Pre-Refunded to 6/15/23 @ 100)	25,840,000	25,865,299
Series 2007 E, 5% 6/15/23 (Pre-Refunded to 6/15/23 @ 100)	1,455,000	1,456,161
New Jersey Econ. Dev. Auth. Rev. Bonds:
Series 2005 N1, 5.5% 9/1/23	850,000	854,210
Series 2014 UU, 5% 6/15/23	265,000	265,122
Series 2015 XX, 5% 6/15/23	150,000	150,127
Series 2016 BBB, 5% 6/15/23	2,000,000	2,001,174
Series 2023, 3.1% tender 6/15/23, CP mode	3,245,000	3,245,000
New Jersey Edl. Facility Bonds:
Series 2014, 5% 6/15/23	380,000	380,208
Series 2016 B, 5% 7/1/23	100,000	100,176
Series 2017 B, 5% 7/1/23	4,285,000	4,292,767
Series 2017 I, 5% 7/1/23	200,000	200,275
New Jersey Gen. Oblig. Bonds Series 2020 A, 4% 6/1/23	205,000	205,000
New Jersey Health Care Facilities Fing. Auth. Rev. Bonds:
(Greystone Park Psychiatric Hosp. Proj.) Series 2013 B, 5% 9/15/23	750,000	752,967
(Hosp. Asset Transformation Prog.) Series 2017, 5% 10/1/23	700,000	703,977
Series 2021 A, 5% 7/1/23	1,175,000	1,176,682
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Bonds:
Series 2016 1A, 5% 12/1/23 (c)	4,475,000	4,502,876
Series 2017 1A, 5% 12/1/23 (c)	4,125,000	4,158,371
Series 2020 A, 5% 12/1/23 (c)	500,000	502,841
Series 2021 A, 5% 12/1/23 (c)	200,000	201,226
Series 2021 B, 5% 12/1/23 (c)	300,000	301,839
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Bonds Series 2019 D, 4% 10/1/23 (c)	1,415,000	1,417,725
New Jersey Sports & Exposition Auth. Contract Rev. Bonds Series 2018 A, 5% 9/1/23	410,000	412,151
New Jersey Trans. Trust Fund Auth. Bonds:
Series 2004 A, 5.75% 6/15/23	300,000	300,264
Series 2006 A, 5.5% 12/15/23	2,725,000	2,753,519
Series 2010 D, 5.25% 12/15/23	420,000	423,783
Series 2014 AA, 5% 6/15/23	500,000	500,200
Series 2015 AA, 4% 6/15/24	100,000	99,998
North Bergen Township Gen. Oblig. BAN Series 2023, 4% 4/24/24	265,000	266,013
North Brunswick Township Gen. Oblig. BAN Series 2022 A, 4% 7/12/23	100,000	100,014
Oradell BAN Series 2023, 4% 3/29/24	8,967,450	9,021,168
Somerville BAN Series 2023 A, 5% 1/30/24	6,660,000	6,748,522
Southampton BAN Series 2022 A, 4% 6/27/23	5,145,395	5,148,773
Stafford Township Gen. Oblig. BAN Series 2022 B, 5% 10/24/23	210,000	211,288
Tenafly BAN Series 2023, 4.25% 5/24/24	3,000,000	3,024,121
Union County Gen. Oblig.:
BAN Series 2022, 3.5% 6/15/23	18,675,000	18,679,337
Bonds Series 2018, 3% 3/1/24	745,000	743,479
Verona Township Gen. Oblig. BAN Series 2023, 5% 3/1/24	9,031,200	9,126,521
West Milford Township Gen. Oblig. BAN Series 2022, 3.75% 9/15/23	500,000	500,097
Wood-Ridge Gen. Oblig. BAN Series 2023, 5.5% 2/27/24	2,000,000	2,026,207
Woolwich Township BAN Series 2023, 5% 5/23/24	6,000,000	6,099,178
TOTAL NEW JERSEY		205,229,523
New York And New Jersey - 1.1%
Port Auth. of New York & New Jersey Bonds:
Series 185, 5% 9/1/23 (c)	2,220,000	2,230,834
Series 2015 194, 5% 10/15/23	365,000	367,206
Series 2018 209, 5% 7/15/23	115,000	115,206
Series 2020, 5% 7/15/23 (c)	140,000	140,378
Series 2021 226, 5% 10/15/23 (c)	2,710,000	2,727,417
Series 207, 5% 9/15/23 (c)	3,760,000	3,777,982
Series 223, 5% 7/15/23 (c)	500,000	501,215
TOTAL NEW YORK AND NEW JERSEY		9,860,238
TOTAL OTHER MUNICIPAL SECURITY (Cost $215,489,761)		215,489,761

Investment Company - 12.4%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 3.74% (i)(j) (Cost $106,702,413)	106,682,253	106,702,413

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $858,812,174)	858,812,174
NET OTHER ASSETS (LIABILITIES) - 0.4%	3,703,852
NET ASSETS - 100.0%	862,516,026

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $28,300,000 or 3.3% of net assets.

(e)	Provides evidence of ownership in one or more underlying municipal bonds.
(f)	Coupon rates are determined by re-marketing agents based on current market conditions.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($)
Baltimore Proj. Rev. Bonds Series Floaters G 28, 3.61%, tender 1/2/24 (Liquidity Facility Royal Bank of Canada)	1/03/23	100,000

Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series G 123, 3.61%, tender 11/1/23 (Liquidity Facility Royal Bank of Canada)	2/09/23	200,000

Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 3.59%, tender 10/2/23 (Liquidity Facility Royal Bank of Canada)	4/01/21 - 12/20/22	600,000

Denver City & County Arpt. Rev. Bonds Series G-114, 3.66%, tender 6/1/23 (Liquidity Facility Royal Bank of Canada)	12/01/22	100,000

El Paso Wtr. & Swr. Rev. Bonds Series G 124, 3.61%, tender 9/1/23 (Liquidity Facility Royal Bank of Canada)	2/09/23	300,000

Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 3.66%, tender 10/2/23 (Liquidity Facility Royal Bank of Canada)	4/01/21	100,000

New Jersey Tpk. Auth. Tpk. Rev. Bonds Series G 119, 3.59%, tender 1/2/24 (Liquidity Facility Royal Bank of Canada)	1/03/23	1,000,000

North Texas Tollway Auth. Rev. Bonds Series G-112, 3.61%, tender 7/3/23 (Liquidity Facility Royal Bank of Canada)	1/03/23	100,000

Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 3.61%, tender 6/1/23 (Liquidity Facility Royal Bank of Canada)	12/01/22	200,000

Port Auth. of New York & New Jersey Series 1992 2, 3.46% 6/30/23, VRDN	2/14/92	6,400,000

Port Auth. of New York & New Jersey Series 1995 3, 3.49% 6/30/23, VRDN	9/15/95	4,800,000

Port Auth. of New York & New Jersey Series 1995 4, 3.49% 6/30/23, VRDN	8/09/02	6,600,000

Port Auth. of New York & New Jersey Series 1997 1, 3.46% 6/30/23, VRDN	8/09/02	4,400,000

Port Auth. of New York & New Jersey Series 1997 2, 3.46% 6/30/23, VRDN	9/15/97	3,100,000

South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 3.61%, tender 10/2/23 (Liquidity Facility Royal Bank of Canada)	4/01/21	100,000

Tampa-Hillsborough County Expressway Auth. Rev. Bonds Series G-113, 3.61%, tender 7/3/23 (Liquidity Facility Royal Bank of Canada)	1/03/23	100,000

Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 3.61%, tender 8/1/23 (Liquidity Facility Royal Bank of Canada)	2/01/21	100,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.74%	78,880,419	318,307,000	290,485,006	1,260,422	-	-	106,702,413	5.3%
Fidelity Tax-Free Cash Central Fund 3.73%	14,346,741	-	14,349,092	588	2,351	-	-	0.0%
Total	93,227,160	318,307,000	304,834,098	1,261,010	2,351	-	106,702,413

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		May 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $752,109,761)	$752,109,761
Fidelity Central Funds (cost $106,702,413)	106,702,413

Total Investment in Securities (cost $858,812,174)		$858,812,174
Cash		1,085
Receivable for fund shares sold		1,793,741
Interest receivable		7,407,148
Distributions receivable from Fidelity Central Funds		288,779
Receivable from investment adviser for expense reductions		14,818
Other receivables		3,087
Total assets		868,320,832
Liabilities
Payable for investments purchased on a delayed delivery basis	$3,540,260
Payable for fund shares redeemed	1,897,295
Distributions payable	161,477
Accrued management fee	142,579
Other affiliated payables	56,127
Other payables and accrued expenses	7,068
Total Liabilities		5,804,806
Net Assets		$862,516,026
Net Assets consist of:
Paid in capital		$862,515,338
Total accumulated earnings (loss)		688
Net Assets		$862,516,026

Net Asset Value and Maximum Offering Price
Fidelity New Jersey Municipal Money Market Fund :
Net Asset Value , offering price and redemption price per share ($4,025,194 ÷ 4,025,092 shares)		$1.00
Institutional Class :
Net Asset Value , offering price and redemption price per share ($376,774,375 ÷ 376,374,714 shares)		$1.00
Premium Class :
Net Asset Value , offering price and redemption price per share ($481,716,457 ÷ 481,564,250 shares)		$1.00

Statement of Operations
		Six months ended May 31, 2023 (Unaudited)
Investment Income
Interest		$10,605,713
Income from Fidelity Central Funds		1,261,010
Total Income		11,866,723
Expenses
Management fee	$828,976
Transfer agent fees	331,133
Independent trustees' fees and expenses	1,397
Total expenses before reductions	1,161,506
Expense reductions	(91,531)
Total expenses after reductions		1,069,975
Net Investment income (loss)		10,796,748
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	65,186
Fidelity Central Funds	2,351
Total net realized gain (loss)		67,537
Net increase in net assets resulting from operations		$10,864,285
Statement of Changes in Net Assets

	Six months ended May 31, 2023 (Unaudited)	Year ended November 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,796,748	$4,467,707
Net realized gain (loss)	67,537	(6,831)
Net increase in net assets resulting from operations	10,864,285	4,460,876
Distributions to shareholders	(10,792,672)	(4,528,349)
Share transactions - net increase (decrease)	77,452,669	447,596,368
Total increase (decrease) in net assets	77,524,282	447,528,895

Net Assets
Beginning of period	784,991,744	337,462,849
End of period	$862,516,026	$784,991,744

Financial Highlights
Fidelity New Jersey Municipal Money Market Fund

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) B	.014	.003
Net realized and unrealized gain (loss) C	-	-
Total from investment operations	.014	.003
Distributions from net investment income	(.014)	(.003)
Total distributions	(.014)	(.003)
Net asset value, end of period	$1.00	$1.00
Total Return D,E	1.23%	.32%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.42% H	.42% H
Expenses net of fee waivers, if any	.42% H	.42% H
Expenses net of all reductions	.42% H	.42% H
Net investment income (loss)	2.45% H	1.61% H
Supplemental Data
Net assets, end of period (000 omitted)	$4,025	$1,614

A For the period September 22, 2022 (commencement of sale of shares) through November 30, 2022.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.0005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

Fidelity® New Jersey Municipal Money Market Fund Institutional Class

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.015	.008	- B	.005	.013	.012
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.015	.008	- B	.005	.013	.012
Distributions from net investment income	(.015)	(.008)	- B	(.005)	(.013)	(.012)
Distributions from net realized gain	-	-	-	-	-	- B
Total distributions	(.015)	(.008)	- B	(.005)	(.013)	(.012)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.34%	.79%	.01%	.52%	1.31%	1.21%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.25% G	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20% G	.18%	.10%	.20%	.20%	.20%
Expenses net of all reductions	.20% G	.18%	.10%	.20%	.20%	.20%
Net investment income (loss)	2.67% G	1.01%	.01%	.54%	1.30%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$376,774	$290,546	$209,900	$260,192	$308,793	$270,195

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

Fidelity® New Jersey Municipal Money Market Fund Premium Class

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.014	.007	- B	.004	.012	.011
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.014	.007	- B	.004	.012	.011
Distributions from net investment income	(.014)	(.007)	- B	(.004)	(.012)	(.011)
Distributions from net realized gain	-	-	-	-	-	- B
Total distributions	(.014)	(.007)	- B	(.004)	(.012)	(.011)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.29%	.72%	.01%	.44%	1.21%	1.11%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.30% G	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.30% G	.27%	.10%	.27%	.30%	.30%
Expenses net of all reductions	.30% G	.27%	.10%	.27%	.30%	.30%
Net investment income (loss)	2.57% G	.92%	.01%	.47%	1.20%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$481,716	$492,831	$127,495	$139,392	$172,947	$185,546

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

Notes to Financial Statements   (Unaudited)
For the period ended May 31, 2023

1. Organization.
Fidelity New Jersey Municipal Money Market Fund (the Fund) is a fund of Fidelity Court Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Fidelity New Jersey Municipal Money Market Fund, Institutional Class and Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of New Jersey.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.   Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax cost	$858,812,174

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(67,846)
Total capital loss carryforward	$(67,846)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Fees and Other Transactions with Affiliates.
Management Fee   and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for Premium Class so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Fidelity New Jersey Municipal Money Market Fund	$2,793.22
Institutional Class	85,626.05
Premium Class	242,714.10
	$331,133

A Annualized

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity New Jersey Municipal Money Market Fund	20,873,220	6,030,000	-

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity New Jersey Municipal Money Market Fund	5,757

5. Expense Reductions.
The investment adviser contractually agreed to reimburse Institutional Class to the extent annual operating expenses, expressed as a percentage of average net assets, exceed .20%. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class expenses by $86,739.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $4,792.
6. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2023	Year ended November 30, 2022 A
Fidelity New Jersey Municipal Money Market Fund
Distributions to shareholders
Fidelity New Jersey Municipal Money Market Fund	$31,369	$2,894
Institutional Class	4,557,240	2,227,665
Premium Class	6,204,063	2,297,678
Service Class	-	112
Total	$10,792,672	$4,528,349

A   Distributions for Fidelity New Jersey Municipal Money Market Fund are for the period September 22, 2022 (commencement of sale of shares) through November 30, 2022.
7. Share Transactions.
Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2023	Year ended November 30, 2022 A	Six months ended May 31, 2023	Year ended November 30, 2022 A
Fidelity New Jersey Municipal Money Market Fund
Fidelity New Jersey Municipal Money Market Fund
Shares sold	5,241,957	1,815,410	$5,241,957	$1,815,410
Reinvestment of distributions	27,295	2,432	27,295	2,432
Shares redeemed	(2,858,469)	(203,533)	(2,858,469)	(203,533)
Net increase (decrease)	2,410,783	1,614,309	$2,410,783	$1,614,309
Institutional Class
Shares sold	279,481,019	298,849,601	$279,481,019	$298,849,601
Reinvestment of distributions	4,081,426	2,063,870	4,081,426	2,063,870
Shares redeemed	(197,423,976)	(220,261,729)	(197,423,976)	(220,261,729)
Net increase (decrease)	86,138,469	80,651,742	$86,138,469	$80,651,742
Premium Class
Shares sold	136,518,708	97,754,118	$136,518,707	$97,219,691
Issued in exchange for the shares of the Target Fund(s)	-	375,676,671	-	376,211,162
Reinvestment of distributions	5,827,247	2,163,396	5,827,247	2,163,396
Shares redeemed	(153,442,537)	(110,195,569)	(153,442,537)	(110,195,569)
Net increase (decrease)	(11,096,582)	365,398,616	$(11,096,583)	$365,398,680
Service Class
Reinvestment of distributions	-	83	-	83
Shares redeemed	-	(68,382)	-	(68,446)
Net increase (decrease)	-	(68,299)	$-	$(68,363)

A Share transactions for Fidelity New Jersey Municipal Money Market Fund are for the period September   22, 2022 (commencement of sale of shares) through November 30, 2022.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
10. Merger Information
On September 16, 2022, Fidelity New Jersey Municipal Money Market Fund (formerly Fidelity New Jersey AMT Tax-Free Money Market Fund) acquired all of the assets and assumed all of the liabilities of Fidelity New Jersey Municipal Money Market Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization ("Agreements") approved by the Board of Trustees ("The Board").   The securities held by the Target Fund were the primary assets acquired by Fidelity New Jersey Municipal Money Market Fund. The acquisition was accomplished by an exchange of Premium Class (formerly Fidelity New Jersey AMT Tax-Free Money Market Fund) of Fidelity New Jersey Municipal Money Market Fund for shares outstanding of the Target Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Target Fund and shares issued by Fidelity New Jersey Municipal Money Market Fund were recorded at fair value; however, the cost basis of the investments received from the Target Fund were carried forward and will be utilized for purposes of Fidelity New Jersey Municipal Money Market Fund ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes.   The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Target Fund	Investments	Unrealized appreciation (depreciation)$	Net Assets	Shares Exchanged	Shares Exchanged Ratio
Fidelity New Jersey Municipal Money Market Fund	377,936,406	0	376,211,162	375,676,671	1.0000

Surviving Fund	Net Assets$	Total net assets after the acquisition$
Fidelity New Jersey Municipal Money Market Fund (formerly Fidelity New Jersey AMT Tax-Free Money Market Fund)	426,276,573	802,487,735

Pro forma results of operations of the combined entity for the entire period ended November 30, 2022, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date, are as follows:

Net investment income (loss)	$5,801,069
Total net realized gain (loss)	(61,908)
Total change in net unrealized appreciation (depreciation)	-
Net increase (decrease) in net assets resulting from operations	$5,739,161

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's Statement of Operations since September 16, 2022.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2022 to May 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period- C December 1, 2022 to May 31, 2023
Fidelity® New Jersey Municipal Money Market Fund
Fidelity® New Jersey Municipal Money Market Fund	.42%
Actual		$ 1,000	$ 1,012.30	$ 2.11
Hypothetical- B		$ 1,000	$ 1,022.84	$ 2.12
Institutional Class	.20%
Actual		$ 1,000	$ 1,013.40	$ 1.00
Hypothetical- B		$ 1,000	$ 1,023.93	$ 1.01
Premium Class	.30%
Actual		$ 1,000	$ 1,012.90	$ 1.51
Hypothetical- B		$ 1,000	$ 1,023.44	$ 1.51

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

1.850774.116
SNJ-SANN-0723

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Court Street Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 20, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	July 20, 2023